Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
In response to Item 402(x)(1) of Regulation
S-K,
the Company did not grant new awards of stock options, stock appreciation rights, or similar option-like instruments to executive officers in 2024. The Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company.

Award Timing MNPI Considered	false